UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments Minnesota Municipal Income Fund II, Inc.

June 30, 2007

	Principal
	Amount	Value
Municipal Bonds – 159.20%
Corporate-Backed Revenue Bonds – 6.72%
Anoka County Solid Waste Disposal (National Rural Utility) Series A 6.95% 12/1/08 (AMT)	$ 300,000	$ 307,971
Cloquet Pollution Control Revenue Refunding (Potlatch Corporation Project) 5.90% 10/1/26	5,500,000	5,635,795
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	3,325,000	3,335,075
Minneapolis Community Development Agency Supported (Limited Tax Common Bond Fund) Series A
6.75% 12/1/25 (LOC – US Bank NA) (AMT)	865,000	911,044
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	1,000,000	1,012,810
		11,202,695
Education Revenue Bonds – 6.13%
Minnesota State Higher Education Facilities Authority Revenue
(Augsburg College) Series 6-J1 5.00% 5/1/28	750,000	756,728
(College of St. Benedict) Series 5-W
5.00% 3/1/20	2,000,000	2,043,420
5.25% 3/1/24	300,000	310,224
(St. Catherine College) Series 5-N1 5.375% 10/1/32	1,500,000	1,553,610
(St. Mary's University) Series 5-U 4.80% 10/1/23	1,400,000	1,410,738
(St. Thomas University) Series 5-Y
5.00% 10/1/24	1,000,000	1,025,300
5.25% 10/1/34	1,500,000	1,561,815
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project) 5.00% 5/1/23	1,000,000	1,026,930
University of the Virgin Islands Improvement Series A 5.375% 6/1/34	500,000	517,440
		10,206,205
Electric Revenue Bonds – 21.21%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	250,000	261,828
Minnesota State Municipal Power Agency Electric Revenue Series A
5.00% 10/1/34	6,500,000	6,608,225
5.25% 10/1/19	1,610,000	1,687,779
Southern Minnesota Municipal Power Agency Supply System Revenue
&[1]5.25% 1/1/14 (AMBAC)	14,000,000	14,964,809
&[2]5.25% 1/1/15 (AMBAC)	3,000,000	3,225,975
Series A 5.25% 1/1/16 (AMBAC)	1,500,000	1,621,140
Western Minnesota Municipal Power Agency Supply Revenue Series A 5.00% 1/1/30 (MBIA)	6,790,000	6,960,565
		35,330,321
Escrowed to Maturity Bonds – 17.22%
Dakota/Washington Counties Housing & Redevelopment Authority Bloomington
Single Family Residential Mortgage Revenue 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	8,055,000	11,344,904
Southern Minnesota Municipal Power Agency Supply System Revenue Series B
5.75% 1/1/11 (FGIC)	1,000,000	1,033,060
Refunding 5.50% 1/1/15 (AMBAC)	390,000	408,677
St. Paul Housing & Redevelopment Authority Sales Tax (Civic Center Project)
5.55% 11/1/23	2,300,000	2,368,310
5.55% 11/1/23 (MBIA)	4,200,000	4,324,740
University of Minnesota Hospital & Clinics 6.75% 12/1/16	2,580,000	3,021,051
University of Minnesota Series A 5.50% 7/1/21	4,000,000	4,457,720
Western Minnesota Municipal Power Agency Supply Revenue Series A 6.625% 1/1/16	1,535,000	1,738,142
		28,696,604
Health Care Revenue Bonds – 22.05%
Bemidji Hospital Facilities First Meeting Revenue (North Country Health Services) 5.00% 9/1/24 (RADIAN)	1,500,000	1,526,205
Duluth Economic Development Authority Health Care Facilities Revenue (Benedictine Health System-
St. Mary's Hospital) 5.25% 2/15/33	5,000,000	5,106,249
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project) 5.00% 4/1/25	2,000,000	1,991,700
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/29	1,515,000	1,523,484
(Maple Grove Hospital Corporation) 5.25% 5/1/37	2,000,000	2,048,500
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32	3,200,000	3,377,280
(Fairview Health Services) Series D
5.00% 11/15/30 (AMBAC)	1,500,000	1,549,155
5.00% 11/15/34 (AMBAC)	3,250,000	3,349,613

Minnesota Agricultural & Economic Development Board Revenue Refunding (Fairview Health Care System)
Series A
5.75% 11/15/26 (MBIA)	100,000	102,596
6.375% 11/15/29	195,000	207,784
Northfield Hospital Revenue 5.375% 11/1/31	750,000	772,988
Rochester Health Care Facilities Revenue
(Mayo Clinic) 5.00% 11/15/36	2,000,000	2,030,700
(Mayo Foundation) Series B 5.50% 11/15/27	4,365,000	4,460,943
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34	1,560,000	1,582,682
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30	1,250,000	1,279,400
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Healthpartners Obligation Group Project) 5.25% 5/15/36	2,000,000	2,025,740
(Regions Hospital Project) 5.30% 5/15/28	1,000,000	1,005,520
St. Paul Housing & Redevelopment Authority Revenue (Franciscan Health Project-Elderly)
5.40% 11/20/42 (GNMA) (FHA)	2,700,000	2,801,331
		36,741,870
Housing Revenue Bonds – 9.15%
Chanhassen Multifamily Housing Revenue Refunding (Heritage Park Apartments
Project HUD Section 8) 6.20% 7/1/30 (FHA) (AMT)	1,105,000	1,122,702
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
5.85% 10/1/30 (GNMA) (FNMA) (AMT)	16,000	16,205
Harmony Multifamily Housing Revenue HUD Section 8 (Zedakah Foundation Project) Series A 5.95% 9/1/20	1,000,000	960,930
Minneapolis Multifamily Housing Revenue
•(Gaar Scott Loft Project) 5.95% 5/1/30 (AMT)	945,000	970,761
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	890,000	890,641
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	2,000,000	2,026,580
(Sumner Housing Project) Series A 5.15% 2/20/45 (GNMA) (AMT)	3,575,000	3,554,157
Minnesota Housing Finance Agency Revenue
(Rental Housing)
Series A 5.00% 2/1/35 (AMT)	1,000,000	994,770
Series D 5.95% 2/1/18 (MBIA)	130,000	130,224
(Residential Housing)
Series B 5.35% 1/1/33 (AMT)	1,770,000	1,790,957
Series I 5.15% 7/1/38 (AMT)	1,000,000	1,004,440
(Single Family Mortgage)
Series J 5.90% 7/1/28 (AMT)	1,020,000	1,036,636
Washington County Housing & Redevelopment Authority Revenue Refunding
(Woodland Park Apartments Project) 4.70% 10/1/32	750,000	743,918
		15,242,921
Lease Revenue Bonds – 10.53%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover Community Center)
5.125% 2/1/24	205,000	214,188
5.125% 2/1/24	295,000	308,222
5.20% 2/1/29	410,000	430,123
5.20% 2/1/29	590,000	618,957
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities Bonds) Series D
5.25% 7/1/27	530,000	547,755
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,385,000	2,467,235
5.25% 12/1/27	4,800,000	5,000,640
Series 3-12 5.125% 12/1/27	1,000,000	1,036,690
(Robert Street Office Building Project)
Series 3-11 5.00% 12/1/27	3,045,000	3,138,421
Series 9 5.25% 12/1/27	2,000,000	2,090,460
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	680,000	696,177
5.375% 10/1/30	965,000	997,067
		17,545,935
Local General Obligation Bonds – 26.84%
Centennial Independent School District #012 Series A 5.00% 2/1/20 (FSA)	800,000	829,640
Dakota County Community Development Agency Governmental Housing Refunding (Senior Housing Facilities)
Series A 5.00% 1/1/23	1,100,000	1,141,437
Elk River Independent School District #728 Series A 5.00% 2/1/16 (FGIC)	1,500,000	1,582,545
Farmington Independent School District #192
Series A 5.00% 2/1/23 (FSA)	2,280,000	2,351,478
Series B 5.00% 2/1/27 (FSA)	1,500,000	1,552,095
Hennepin County Regional Railroad Authority 5.00% 12/1/26	3,500,000	3,580,430
Hennepin County Series B 5.00% 12/1/18	2,300,000	2,367,988

Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)	2,000,000	2,037,740
Metropolitan Council Minneapolis/St. Paul Metropolitan Area
Waste Water Treatment Series B
4.375% 12/1/27	2,500,000	2,389,250
5.00% 12/1/21	2,000,000	2,102,360
Series C 5.00% 2/1/22	1,000,000	1,031,230
Minneapolis Refunding (Sports Arena Project) 5.125% 10/1/20	750,000	756,578
Minneapolis Special School District #001 5.00% 2/1/19 (FSA)	1,175,000	1,218,687
Moorhead Economic Development Authority Tax Increment Series A 5.25% 2/1/25 (MBIA)	1,000,000	1,038,990
Moorhead Improvement Series B 5.00% 2/1/33 (MBIA)	3,250,000	3,351,920
Morris Independent School District #769 5.00% 2/1/28 (MBIA)	3,750,000	3,910,274
Mounds View Independent School District #621 Series A 5.00% 2/1/23 (FSA)	2,020,000	2,086,175
Princeton Independent School District Refunding #477 Series A 5.00% 2/1/24 (FSA)	1,000,000	1,039,300
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)	500,000	516,415
St. Michael Independent School District #885
5.00% 2/1/22 (FSA)	2,000,000	2,074,100
5.00% 2/1/24 (FSA)	1,125,000	1,166,681
Washington County Housing & Redevelopment Authority Refunding Series B
5.50% 2/1/22 (MBIA)	1,705,000	1,788,954
5.50% 2/1/32 (MBIA)	2,140,000	2,234,502
Willmar (Rice Memorial Hospital Project) 5.00% 2/1/32 (FSA)	2,500,000	2,566,650
		44,715,419
§Pre-Refunded Bonds – 22.92%
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,062,770
Minneapolis Community Development Agency
(Limited Tax Common Bond Fund) SeriesG-1 5.70% 12/1/19-11	1,100,000	1,167,837
SeriesG-3 5.45% 12/1/31-11	1,000,000	1,058,410
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32-12	2,750,000	2,965,628
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A
5.00% 1/1/30-08 (AMBAC)	2,450,000	2,489,543
5.125% 1/1/25-09 (FGIC)	900,000	925,326
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series C 5.25% 1/1/32-11 (FGIC)	6,000,000	6,253,979
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care System) Series A
5.75% 11/15/26-07 (MBIA)	5,450,000	5,597,640
6.375% 11/15/29-10	6,105,000	6,618,979
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series D 5.25% 7/1/38-12	1,000,000	1,057,360
Puerto Rico Commonwealth Public Improvement Revenue Series A 5.00% 7/1/27-12	1,250,000	1,311,688
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series D 5.25% 7/1/27-12	1,470,000	1,554,319
Rochester Electric Utility Revenue 5.25% 12/1/30-10 (AMBAC)	600,000	625,206
Southern Minnesota Municipal Power Agency Supply Revenue Refunding Series A 5.75% 1/1/18-13	3,715,000	4,022,342
Waconia Health Care Facilities Revenue (Ridgeview Medical Center Project) Series A 6.10% 1/1/19-10 (RADIAN)	1,405,000	1,476,557
		38,187,584
Special Tax Revenue Bonds – 4.27%
Minneapolis Art Center Facilities Revenue (Walker Art Center Project) 5.125% 7/1/21	4,250,000	4,366,280
Minneapolis Community Development Agency Revenue (Limited Tax Supported
Common Bond Fund) Series 5 5.70% 12/1/27	375,000	376,628
Minneapolis Development Revenue (Limited Tax Supported Common Bond Fund) 5.50%12/1/24 (AMT)	1,000,000	1,042,600
Puerto Rico Commonwealth Infrastructure Financing Authority (Special Tax Revenue) Series B 5.00% 7/1/46	800,000	808,728
Virgin Islands Public Finance Authority Revenue (Senior Lein Matching Fund Loan Notes) Series A 5.25% 10/1/23	500,000	522,015
		7,116,251
State General Obligation Bonds – 4.42%
Minnesota State 5.00% 8/1/21	5,025,000	5,202,634
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)	1,000,000	1,116,090
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	1,044,500
		7,363,224
Transportation Revenue Bonds – 7.74%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue
Series A
5.00% 1/1/22 (MBIA)	3,000,000	3,090,840
5.00% 1/1/28 (MBIA)	2,120,000	2,172,746
5.25% 1/1/16 (MBIA)	1,000,000	1,052,890
Series B
5.00% 1/1/35 (AMBAC)	2,000,000	2,053,480
5.25% 1/1/24 (FGIC) (AMT)	1,000,000	1,023,420
St. Paul Housing & Redevelopment Authority Parking Revenue (Block 19 Ramp Project) Series A 5.35% 8/1/29 (FSA)	3,350,000	3,500,314
		12,893,690
Total Municipal Bonds (cost $257,069,862)		265,242,719
•Short-Term Investments – 0.15%
Variable Rate Demand Notes – 0.15%

University of Minnesota Series C 3.70% 12/1/36	250,000	250,000
Total Short-Term Investments (cost $250,000)		250,000

Total Value of Securities – 159.35%
(cost $257,319,862)		265,492,719
Liabilities Net of Receivables and Other Assets (See Notes) – (2.33%)*		(3,883,566)
Liquidation Value of Preferred Stock – (57.02%)		(95,000,000)
Net Assets Applicable to 11,504,975 Shares Outstanding – 100.00%		$166,609,153

&1Security held in a trust in connection with the Inverse Floater security $7,000,000, 6.626%, 1/1/14.
&2Security held in a trust in connection with the Inverse Floater security $1,500,000, 6.626%, 1/1/15.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”
•Variable rate security. The rate shown is the rate as of June 30, 2007.
*Includes $8,500,000 in liability for Inverse Floater programs. See Note 3 in “Notes.”

For additional information on the Inverse Floater Programs, see Note 3 in “Notes”.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VA – Insured by the Veterans Administration

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (the “Fund”).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses – Interest and related expenses include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities and inverse floating rate securities with an aggregate principal amount equal to the principal of the transferred bond. In consideration of the conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

For the period ended June 30, 2007, the Fund had an average daily liability from the participation in inverse floater programs of $8,500,000 and recorded interest expense at an average rate of 3.98%.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$248,839,026
Aggregate unrealized appreciation	$ 9,028,509
Aggregate unrealized depreciation	(874,816)
Net unrealized appreciation	$ 8,153,693

For federal income tax purposes, at March 31, 2007, capital loss carryforwards of $369,440 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $175,394 expires in 2008, $175,804 expires in 2009, $8,416 expires 2010 and $9,826 expires in 2013.

3. Inverse Floaters
The Fund may participate in inverse floater programs where the fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund’s’ exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater program are identified on the Schedule of Investments.

Previously, the Fund treated these transactions as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

4. Credit and Market Risk
The Fund uses leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because the Fund’s net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: